Share-based compensation	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangements [Abstract]
Share-based compensation
6.1 Share-based compensation
Over the current and previous years, On has granted share-based awards to selected employees. These grants have come out of various equity plans, designed to reward long-term and valued employees for their individual performance by giving them the opportunity to participate in any growth in the value of On by receiving a bonus in the form of share-based awards.
All share-based awards granted under the different share-based compensation plans were classified as equity-settled share-based payments. In addition to the share-based compensation plans for selected employees, On granted share-based compensation in connection with a service, license, and investment agreement. As of December 31, 2025, the following two share-based incentive plans remain active with additional grants expected in future periods: the Long Term Incentive Plan 2021 ("LTIP 2021") and the Board of Directors of On 2019 ("BoD 2019"). These plans provide for grants either in the form of performance stock units ("PSU's"), tied to certain performance criteria and service requirements or restricted stock units ("RSU's"), that are only conditional on the provision of services by the plan participant during the vesting period.
As of December 31, 2025, the Service, License, and Investment Agreement 2019 ("SLIA"), and Tax Recognition Plan 2022 ("TRP 2022") are no longer active, and no further grants are expected. Share-based compensation expenses for these plans, in addition to LTIP 2021 and BoD 2019, were recognized in the consolidated statements of income during the periods presented. Awards under LTIP 2020 remain outstanding as of December 31, 2025.
Overview of the different programs:

Long Term Incentive Plan 2021 ("LTIP 2021")
In 2021, the LTIP 2021 was implemented to replace the existing share-based compensation plans in place at the time and is the currently active share-based compensation plan for equity compensation to On's team members. Awards under the LTIP 2021 are granted as RSU's or PSU's and are subject to time-based and in the case of PSU's performance-based vesting conditions.

In March 2025, the LTIP 2021 was amended to modify the vesting schedule of new RSU grants and to revise the performance cycle allocation for new PSU grants beginning in the fiscal year 2025. These amendments only apply to new grants issued in March 2025 and onwards.

RSU grants issued subsequent to the March 2025 amendment will vest in 12 equal quarterly tranches, commencing one quarter following the date of grant, subject to a participant's continuous employment and unless otherwise agreed in a participant's award agreement. This amendment eliminates the one-year cliff vesting schedule previously in effect.

Prior to the amendment in March 2025, 34% of RSU's granted vested on the first anniversary of the grant date, with the remaining balance vesting in eight equal quarterly tranches of 8.25% each, commencing at the end of first quarter following the first anniversary of the grant date.

PSU grants issued subsequent to the March 2025 amendment are allocated across two performance cycles: a two year performance cycle and a three year cycle. Subject to a participant's continuous employment, the achievement of the performance conditions as well as the resulting vesting factor and unless otherwise agreed in a participant's award agreement, the PSU's vest in full 24 months following the grant date (for a two year performance cycle) and 36 months following the granting date (for a three year performance cycle).

PSU's granted to members of On's Executive Board are subject to a market-based award multiplier, based on the achievement of On's total shareholder return relative to a broad market index measured over the same two year and three year performance cycle.

Prior to the amendment in March 2025, PSU awards were split equally, with 50% subject to a two-year performance cycle and 50% subject to a three-year performance cycle. The amendment approved in March 2025 resulted in a shift in the allocation of PSU awards. For grants issued during the 2025 fiscal year, the allocation shifted to 25% of the granted PSUs being subject to a two-year performance cycle and 75% being subject to a three-year performance cycle. For all PSU grants issued in 2026 and subsequent years, 100% of the granted PSUs will be subject solely to a three-year performance cycle. Regardless of the applicable performance cycle, the vesting of PSU awards remains subject to the achievement of the performance conditions, measured over the respective performance cycle, and the resulting vesting factor, as well as the participant's continuous employment, unless otherwise agreed in a participant's award agreement.

Upon vesting, the awards are distributed to participants in the form of shares as soon as operationally feasible.

Compensation of non-executive members of the Board of Directors of On 2019 ("BOD 2019")
Awards under the share-based compensation program for non-executive members of the Board of Directors are granted as RSU's. These awards are granted to On's non-executive board members that receive equity compensation for their services as members of On's Board of Directors on a quarterly basis.

The RSU's are not subject to vesting requirements and immediately vest upon grant, subject to an administrative period to allow for the acceptance of awards by participants.

Tax Recognition Plan 2022 ("TRP 2022")
In 2022 and 2023, RSU's were granted to certain employees of On who were subject to elevated tax obligations in connection with prior grants of equity incentive awards or RSU's vesting in connection with the Company's IPO. In 2024 and 2025, no RSU's were granted pursuant to this plan.

The RSU's immediately vested upon grant, subject to an administrative period to allow for the acceptance of awards by participants.

Service, License, and Investment Agreement 2019 ("SLIA")
In 2019, a “service, license and investment agreement” was negotiated between On and third parties, including the payment of share-based compensation in exchange for the services provided by the third parties. Awards under the SLIA 2019 were granted as options. The milestone-based vesting criteria include the achievement of certain Net Sales thresholds for the fiscal year ended December 31, 2023 as well as the fiscal year ended December 31, 2024. The respective milestones were reached, and the formal vesting of the options occurred upon publication of the annual report for the fiscal year ended December 31, 2023, as well as the fiscal year ended December 31, 2024, respectively.

Vested options were exercised within the six month anniversary of the applicable vesting date.

The fair value of all equity compensation awards granted to employees is estimated at grant date and recorded as an expense over the vesting period. Total expenses arising from share-based payment transactions during the period were as follows:

	Year ended December 31,
(CHF in millions)	2025	2024	2023

LTIP 2021	61.5	51.9	24.4
Other(1)	1.0	19.6	7.4
Total share-based compensation expense(2)	62.6	71.5	31.8
(1) Other includes social charges attributable to the respective plans, and share-based compensation expense associated with BOD 2019 and other plans. Social charges are settled in cash and consider any costs related to local legal requirements related to share-based compensation. Refer to note 6.3 Provisions for additional information on social charges.
(2) Share-based compensation is recorded within line item selling, general and administrative expenses in the consolidated statements of income. As of December 31, 2025, On has recognized an increase in shareholders' equity in the balance sheet of CHF 66.6 million and CHF 57.5 million for share-based compensation incurred during the twelve-month periods ended December 31, 2025 and December 31, 2024.
A summary of activity under the plan types as of December 31, 2025, December 31, 2024, and changes during the years ending on those dates, is presented below:

Plan type	Stock options (Class A Shares)(1)		Stock options (Class B Shares)(2)		RSU's(3)	PSU's(4)
	Number of options	Weighted average exercise price US$	Number of options	Weighted average exercise price US$	Number of shares	Number of shares

Awards outstanding at January 1, 2024	9,102,323	3.46	15,812,500	0.77	849,504	1,067,215
Awards granted	—	n/a	—	n/a	629,831	834,743
Awards forfeited / expired	(3,940)	11.69	—	n/a	(71,220)	(21,962)
Awards exercised / vested	(4,588,738)	5.92	—	n/a	(519,510)	—
Awards outstanding at December 31, 2024	4,509,645	4.13	15,812,500	0.77	888,605	1,879,996
weighted average contractual life remaining (years)	0.4	n/a	—	n/a	0.9	1.1
maximum term (years)	0.8	n/a	—	n/a	3.0	2.2
exercisable	4,509,645	4.13	15,812,500	0.77	2,000	—

Awards outstanding at January 1, 2025	4,509,645	4.13	15,812,500	0.77	888,605	1,879,996
Awards granted	—	n/a	—	n/a	782,575	1,508,630
Awards forfeited / expired	(4,766)	11.33	—	n/a	(103,891)	(67,211)
Conversion of Class B to Class A shares	316,250	7.77	(3,162,500)	0.77	—	—
Awards exercised / vested	(3,460,373)	2.81	(6,325,000)	0.77	(723,546)	(1,228,218)
Awards outstanding at December 31, 2025	1,360,756	8.30	6,325,000	0.77	843,743	2,093,197
weighted average contractual life remaining (years)	—	n/a	—	n/a	0.4	0.7
maximum term (years)	—	n/a	—	n/a	4.3	2.2
exercisable	1,360,756	8.30	6,325,000	0.77	262	—
(1) The following plans are included within Stock options (Class A shares): LTPP 2018, LTIP 2018, LTIP 2020 (Class A Shares), and SLIA 2019.
(2) The following plan is included within Stock options (Class B shares): LTIP 2020 (Class B Shares).
(3) The following plans are included within RSU's: BoD 2019, LTIP 2021 RSUs, and Founders' Plan 2021.
(4) The following plan is included within PSU's: LTIP 2021 PSU.
Inputs used in the measurement of the fair values at grant date of the equity compensation plans were as follows:

For the year ended December 31, 2025

Plan	Grant Date	Share price on measurement date (CHF)

LTIP 2021 (PSU's and RSU's) & BOD 2019	March 24, 2025	42.73
LTIP 2021 (PSU's and RSU's) & BOD 2019	June 23, 2025	43.18
LTIP 2021 (PSU's and RSU's) & BOD 2019	September 22, 2025	36.18
LTIP 2021 (RSU's)	October 1, 2025	32.65
LTIP 2021 (PSU's and RSU's) & BOD 2019	December 15, 2025	38.00

For the year ended December 31, 2024

Plan	Grant Date	Share price on measurement date (CHF)

LTIP 2021 (PSU's and RSU's) & BOD 2019	March 25, 2024	31.07
LTIP 2021 (PSU's and RSU's) & BOD 2019	June 24, 2024	34.88
BOD 2019	July 10, 2024	32.94
LTIP 2021 (PSU's and RSU's) & BOD 2019	September 23, 2024	42.74
LTIP 2021 (PSU's and RSU's) & BOD 2019	December 16, 2024	51.65

Accounting policies
Employees and others providing similar services to On receive remuneration in the form of share-based payments, whereby employees render services as consideration for equity instruments (equity-settled transactions). All share-based plans of On have been identified to be equity-settled.

The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model. That cost is recognized as personnel expenses, together with a corresponding increase in equity (other capital reserves), over the period in which the service and, where applicable, the performance conditions are fulfilled (the vesting period). The cumulative expenses recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the On’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the income statement for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.

Significant judgments and accounting estimates
PSU's and RSU's granted during the twelve month period ended December 31, 2025 were valued on the basis of the observable share price on grant date.

When determining the expense recognition, the expected fluctuation has been set to 10% per annum. The expected fluctuation level was determined by On based on historical fluctuation and management estimates. Measuring the fair values of PSU's with TSR performance criteria requires the use of estimates. The Monte Carlo simulation applied to determine this fair value incorporates assumptions, including the correlation of On's total shareholder return relative to a broad market index.